Securities (Tables)	6 Months Ended
Apr. 30, 2020
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Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	April 30, 2020				October 31, 2019
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal (3)	$1,132	$1	$(2)	$1,131	$655	$3	$(1)	$657
Provincial and municipal	5,092	82	(26)	5,148	2,878	43	(23)	2,898
U.S. state, municipal and agencies (3)	41,582	245	(593)	41,234	20,787	215	(126)	20,876
Other OECD government	6,800	4	(18)	6,786	4,254	2	(5)	4,251
Mortgage-backed securities (3)	3,109	3	(157)	2,955	2,709	1	(8)	2,702
Asset-backed securities
CDO	7,858	6	(375)	7,489	7,334	1	(35)	7,300
Non-CDO securities	1,007	–	(44)	963	847	4	(2)	849
Corporate debt and other debt	22,729	60	(64)	22,725	17,655	45	(10)	17,690
Equities	281	251	(5)	527	248	218	(3)	463
	$89,590	$652	$(1,284)	$88,958	$57,367	$532	$(213)	$57,686

(1)	Excludes $45,205 million of held-to-collect securities as at April 30, 2020 that are carried at amortized cost, net of allowance for credit losses (October 31, 2019 – $44,784 million).
(2)
Gross unrealized gains and losses includes $23 million of allowance for credit losses on debt securities at FVOCI as at April 30, 2020 (October 31, 2019 – $(3) million) recognized in income and Other components of equity.

(3)
The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $2,344 million, $nil, $144 million and $2,200 million, respectively as at April 30, 2020 (October 31, 2019 – $2,051 million, $1 million, $6 million and $2,046 million, respectively).

Summary of Allowance for credit losses - Securities at Amortized Cost
Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	April 30, 2020				April 30, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$6	$–	$(9)	$(3)	$6	$–	$3	$9
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	9	–	–	9	1	–	–	1
Sales and maturities	(2)	–	–	(2)	–	–	–	–
Changes in risk, parameters and exposures	9	–	10	19	(2)	–	(7)	(9)
Exchange rate and other	1	–	(1)	–	–	–	–	–
Balance at end of period	$23	$–	$–	$23	$5	$–	$(4)	$1

	For the six months ended
	April 30, 2020				April 30, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$4	$–	$(7)	$(3)	$4	$7	$–	$11
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	11	–	–	11	3	–	–	3
Sales and maturities	(2)	–	–	(2)	(1)	(7)	–	(8)
Changes in risk, parameters and exposures	9	–	8	17	(1)	–	(4)	(5)
Exchange rate and other	1	–	(1)	–	–	–	–	–
Balance at end of period	$23	$–	$–	$23	$5	$–	$(4)	$1

(1)
Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.

(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	April 30, 2020				April 30, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$5	$17	$–	$22	$6	$30	$–	$36
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	3	–	–	3
Sales and maturities	(1)	–	–	(1)	–	–	–	–
Changes in risk, parameters and exposures	2	2	–	4	(2)	(8)	–	(10)
Exchange rate and other	–	1	–	1	–	1	–	1
Balance at end of period	$9	$20	$–	$29	$7	$23	$–	$30

	For the six months ended
	April 30, 2020				April 30, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$5	$19	$–	$24	$6	$32	$–	$38
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	5	–	–	5	4	–	–	4
Sales and maturities	(1)	–	–	(1)	–	–	–	–
Changes in risk, parameters and exposures	–	1	–	1	(3)	(10)	–	(13)
Exchange rate and other	–	–	–	–	–	1	–	1
Balance at end of period	$9	$20	$–	$29	$7	$23	$–	$30

Summary of Credit risk exposure on Investment Securities by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date as outlined in the internal ratings maps in the Credit risk section of our 2019 Annual Report.

	As at
	April 30, 2020				October 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$86,236	$33	$–	$86,269	$56,671	$1	$–	$56,672
Non-investment grade	1,998	1	–	1,999	400	1	–	401
Impaired	–	–	162	162	–	–	150	150
	$88,234	$34	$162	$88,430	$57,071	$2	$150	$57,223
Items not subject to impairment (2)				528				463
				$88,958				$57,686
Securities at amortized cost
Investment grade	$44,102	$7	$–	$44,109	$43,681	$46	$–	$43,727
Non-investment grade	727	398	–	1,125	695	386	–	1,081
Impaired	–	–	–	–	–	–	–	–
	$44,829	$405	$–	$45,234	$44,376	$432	$–	$44,808
Allowance for credit losses	9	20	–	29	5	19	–	24
Amortized cost	$44,820	$385	$–	$45,205	$44,371	$413	$–	$44,784

(1)	Includes $162 million of purchased credit impaired securities (October 31, 2019 – $150 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.